Offerings	Aug. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Senior Secured Notes due 2035
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,249,150,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,244.87
Offering Note	The registration fee, calculated in accordance with Rule 457(r), is being transmitted to the SEC on a deferred basis pursuant to Rule 456(b). Pursuant to Rule 457(n), no registration fee is payable with respect to the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of 5.850% Senior Secured Notes due 2035
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.700% Senior Secured Notes due 2055
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,740,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,632.09
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of 6.700% Senior Secured Notes due 2055
Fee Rate	0.01531%
Offering Note	See Offering Note 1.